Share capital	12 Months Ended
Dec. 31, 2017
Share capital [abstract]
Share capital

19. Share capital

The share capital of Galapagos NV, as set forth in the articles of association, reconciles to ‘share capital’ on the balance sheet as follows:

	2017	2016	2015
	(Euro, in thousands)
On January 1	€223,928	€185,399	€157,274
Share capital increase	25,323	38,798	47,485
Costs of capital increase	(15,837)	(269)	(19,360)
Share capital on December 31,	€233,414	€223,928	€185,399

Aggregate share capital	€275,510	€250,187	€211,389
Costs of capital increase (accumulated)	(42,096)	(26,259)	(25,990)
Share capital on December 31,	€233,414	€223,928	€185,399

Costs of capital increases are netted against the proceeds of capital increases, in accordance with IAS 32—Financial instruments: disclosure and presentation.

HISTORY OF SHARE CAPITAL

The history of the share capital of Galapagos NV between January 1, 2015 and December 31, 2017 is as follows:

Date	Share capital increase new shares (in thousands €)	Share capital increase warrants (in thousands €)	Number of shares issued (in thousands of shares)	Aggregate number of shares after transaction (in thousands of shares)	Aggregate share capital after transaction (Euro, in thousands )
January 1, 2015				30,299	€163,904
March 26, 2015		€3,092	571
May 19, 2015	€40,751		7,532
June 19, 2015		2,659	491
September 25, 2015		640	118
December 4, 2015		344	64
December 31, 2015				39,075	211,390
January 19, 2016	36,575		6,761
April 1, 2016		668	132
May 19, 2016		762	141
September 19, 2016		326	60
November 28, 2016		467	86
December 31, 2016				46,256	250,187
April 6, 2017		1,337	247
April 21, 2017	23,331		4,313
June 20, 2017		281	52
September 21, 2017		152	28
November 23, 2017		222	41
December 31, 2017				50,937	€275,510

On December 31, 2017, Galapagos NV’s share capital amounted to €275,510 thousand, represented by 50,936,778 shares. All shares were issued, fully paid up and of the same class.

All of the share issuances listed above were for cash consideration.

The below table summarizes the capital increases for the years 2015, 2016 and 2017.

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price warrants	Closing share price on date of capital increase
					( in Euro/ warrant)	( in Euro/ share)
On January 1, 2015	30,299,129	€157,274	€114,181	€271,455

March 26, 2015: exercise of warrants	571,548	3,092	2,727	5,819	€10.18	€21.26

May 19, 2015: global offering
Ordinary shares (fully paid)	1,786,499	9,665	56,436	66,100		43.60
ADSs (fully paid)	5,746,000	31,086	181,516	212,602
Underwriter discounts and offering expenses (fully paid)		(19,360)		(19,360)
Total global offering	7,532,499	21,391	237,952	259,343

June 19, 2015: exercise of warrants	491,406	2,659	1,737	4,395	8.94	46.73

September 25, 2015: exercise of warrants	118,260	640	558	1,198	10.13	44.75

December 4, 2015: exercise of warrants	63,500	344	247	591	9.30	44.78

On January 1, 2016	39,076,342	185,399	357,402	542,801

January 19, 2016 : share subscription from Gilead
Ordinary shares (fully paid)	6,760,701	36,575	355,546	392,121		48.26
Derecognition of financial asset from share subscription agreement			(65,850)	(65,850)
Capital increase expenses (fully paid)		(269)		(269)
Total share subscription by Gilead	6,760,701	36,306	289,696	326,002

April 1, 2016 : exercise of warrants	131,695	668	741	1,409	10.70	36.64

May 19, 2016 : exercise of warrants	140,770	762	715	1,476	10.49	45.41

September 19, 2016 : exercise of warrants	60,320	326	277	603	10.00	58.62

November 28, 2016 : exercise of warrants	86,250	467	305	772	8.94	55.73

On December 31, 2016	46,256,078	223,928	649,135	873,063

April 6, 2017 : exercise of warrants	247,070	1,337	2,697	4,034	16.33	84.60

April 21, 2017 : U.S. public offering
ADSs (fully paid)	4,312,500	23,331	340,593	363,924		81.34
Underwriter discounts and offering expenses (paid)		(15,790)		(15,790)
Offering expenses still to be paid at December 31, 2017		(47)		(47)
Total U.S. public offering	4,312,500	7,494	340,593	348,087

June 20, 2017 : exercise of warrants	52,030	281	350	632	12.14	70.66

September 21, 2017 : exercise of warrants	28,100	152	117	269	9.55	84.62

November 23, 2017 : exercise of warrants	41,000	222	132	354	8.63	77.53

On December 31, 2017	50,936,778	€233,414	€993,025	€1,226,439

Other information

	Ordinary shares	Total
Par value of shares (€)	5.41	5.41

The board of directors is authorized for a period of five years starting from the date of publication in the Annexes to the Belgian State Gazette of the shareholders’ resolution that granted the renewed authorization, being May 31, 2017, to increase the share capital of Galapagos NV within the framework of the authorized capital through contributions in kind or in cash, with limitation or cancellation of the shareholders’ preferential subscription rights. Said authorization can be renewed. The board of directors is currently not authorized to increase the share capital after notification by the FSMA (Financial Services and Markets Authority) of a public takeover bid on Galapagos NV’s shares.

The authorized capital as approved by the extraordinary shareholders’ meeting of April 25, 2017 amounted to €82,561.8 thousand. As of December 31, 2017, €3,911.4 thousand of the authorized capital was used, so that an amount of €78,650.3 thousand still remained available.